Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
General and administrative expenses	3,637,312	100,240	18,438,830	219,059	447,665	428,668
Research and development	251,776	40,212	508,440	83,832	177,722	264,687
Depreciation and amortization	1,091	1,091	2,182	2,182	4,365	6,890
TOTAL OPERATING EXPENSES	3,890,179	141,543	18,949,452	305,073	629,752	700,245
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSES)	(3,890,179)	(141,543)	(18,949,452)	(305,073)	(629,752)	(700,245)
OTHER INCOME/(EXPENSES)
Interest income	919	5	1,285	12	75	36
Gain on settlement of debt and derivative			96,666,293
Gain (Loss) on change in derivative liability	250,293	6,507,665	(30,039,479)	(169,011)	(139,038,754)	5,777,348
Interest expense	(15,977)	(231,874)	(563,914)	(457,187)	(876,229)	(954,774)
TOTAL OTHER INCOME (EXPENSES)	235,235	6,275,796	66,064,185	(626,186)	(139,914,908)	4,822,610
NET INCOME (LOSS)	$ (3,654,944)	$ 6,134,253	$ 47,114,733	$ (931,259)	$ (140,544,660)	$ 4,122,365
BASIC EARNINGS (LOSS) PER SHARE	$ (0.01)	$ 0.03	$ 0.18	$ (0.01)	$ (0.50)	$ 0.04
DILUTED EARNING (LOSS) PER SHARE	$ (0.01)	$ 0.00	$ 0.06	$ (0.01)	$ (0.50)	$ 0.01
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
BASIC	659,726,820	223,425,846	267,786,651	184,830,379	280,952,034	92,022,751
DILUTED	659,726,820	2,124,796,718	740,069,136	184,830,379	280,952,034	679,815,020